CERTIFICATION
                                  -------------

         Pursuant to Rule 497(j), Neuberger & Berman Income Funds (1933 Act File No. 2-85229, 1940 Act File No. 811-3802) ("Registrant") hereby certifies (a) (i) that the form of Prospectus used with respect to Neuberger & Berman Government Money Fund, Neuberger & Berman Cash Reserves, Neuberger & Berman Limited Maturity Bond Fund, Neuberger & Berman High Yield Bond Fund, Neuberger & Berman Municipal Securities Trust, and Neuberger and Berman Municipal Money Fund, each a series of the Registrant, does not differ from that contained in
Post-Effective Amendment No. 25 ("Amendment No. 25") to its Registration Statement; and (ii) that the form of Statement of Additional Information used with respect to Neuberger & Berman Municipal Securities Trust and Neuberger & Berman Municipal Money Fund does not differ from that contained in Post-Effective Amendment No. 25, and (b) that Amendment No. 25 was filed electronically.



Dated:  March 5, 1998                       By: /s/ Claudia A. Brandon
                                               --------------------------
                                                    Claudia A. Brandon